COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The company has entered into operating leases for property, plant and equipment. The minimum future payments under various operating leases in each of the years ended December 31 are listed below:

2016	9.7
2017	4.5
2018	4.2
2019	1.6
2020	0.7
Subsequent to 2020	0.1
$20.8